Debt issued held at amortized cost	12 Months Ended
Dec. 31, 2023
Disclosure Of Financial Liabilities [Line Items]
Disclosure Of Debt Securities Explanatory
Note 17

Debt issued measured at amortized cost

USD m 31.12.23 31.12.22
Short-term debt
1
38,530 29,676
of which: Credit Suisse 1,245
Senior unsecured debt

147,547 59,965
of which: contributes to total loss-absorbing capacity (TLAC) 101,939 42,073 of which: issued by UBS AG standalone with original maturity greater than one year
18,446 17,892
of which: issued by Credit Suisse AG standalone with original maturity greater than one year
24,609
Covered bonds 5,214 0
Subordinated debt 17,644 16,017
of which: eligible as high-trigger loss-absorbing additional tier 1 capital instruments
10,744 9,882
of which: eligible as low-trigger loss-absorbing additional

tier 1 capital instruments
1,214 1,189
of which: eligible as low-trigger loss-absorbing tier 2 capital instruments
0 2,422
of which: eligible as non-Basel III-compliant tier 2 capital instruments
538 536
Debt issued through the Swiss central mortgage institutions 27,377 8,962
Other long-term debt 1,506
Long-term debt
2
199,288 84,945
of which: Credit Suisse
3
45,640
Total debt issued measured at amortized cost
4,5
237,817 114,621
1 Debt with an original contractual maturity

of less than one year,

includes mainly certificates of deposit and

commercial paper.

2 Debt with an original contractual

maturity greater than or equal to one

year. The
classification of debt

issued into short-term

and long-term does

not consider any

early redemption features.

3 Refer to Note

2 for more

information about the

acquisition of the

Credit Suisse Group.

4 Net of
bifurcated embedded derivatives, the

fair value of which was

not material for the periods

presented.

5 Except for Covered bonds,

Debt issued through the Swiss central

mortgage institutions and Other long-term
debt, 100 % of the balance was unsecured as of 31 December 2023.
The Group uses

interest rate and

foreign exchange

derivatives to manage

the risks inherent

in certain debt instruments
held at amortized

cost. In some

cases, the Group

applies hedge

accounting for interest

rate risk as

discussed in item

2j
in Note 1a and Note 26. As a result of applying hedge accounting, the life-to-date adjustment to the carrying amount of
debt issued

was a

decrease

of USD
3.0
bn as

of 31

December 2023

and a

decrease

of USD
6.1
bn as

of 31

December
2022, reflecting changes in fair value due to

interest rate movements.
Subordinated debt consists

of unsecured debt

obligations that are

contractually subordinated

in right of

payment to all
other present

and future

non-subordinated

obligations

of the

respective issuing

entity.

Materially

all the

subordinated
debt instruments outstanding as of 31 December 2023 pay

a fixed rate of interest.
›
Refer to Note 24 for maturity information